Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
a)Basic
Basic earnings per share is calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares issued and outstanding during years ended December 31, 2024, 2023 and 2022:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Profit attributable to shareholders of the Company	2,116,368	1,653,684	1,504,768
Weighted average number of outstanding common shares	316,096,185	321,806,480	327,110,295
Basic earnings per share - R$	6.6953	5.1387	4.6002
b)Diluted
Diluted earnings per share is calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all dilutive potential common shares into common shares. The shares in the LTIP and LTIP Goals are the only shares with potential dilutive effect. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Profit used to determine diluted earnings per share	2,116,368	1,653,684	1,504,768
Weighted average number of outstanding common shares	316,096,185	321,806,480	327,110,295
Weighted average number of shares that would have been issued at average market price	3,415,235	2,149,097	2,124,398
Weighted average number of common shares for diluted earnings per share	319,511,419	323,955,577	329,234,693
	6.6238	5.1047	4.5705
The weighted average number of outstanding common shares decreased due to the repurchase of common shares (treasury shares).